Loan Servicing Assets (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loan Servicing Assets [Abstract]
Gross servicing fees	$ 346,000	$ 343,000
Servicing assets at amortized cost, Balance	2,489,000	2,222,000
Servicing assets at fair value, Balance	3,244,000	3,418,000
Servicing asset at amortized value, Origination	254,000	155,000
Servicing asset at amortized value, Amortization	(143,000)	(124,000)
Servicing assets at amortized cost, Balance	2,600,000	2,253,000
Servicing assets at fair value, Balance	$ 3,280,000	$ 3,465,000